Organization and Description of Business (Details) - shares			12 Months Ended
		Jul. 19, 2023	Dec. 31, 2025	Dec. 31, 2024
Organization and Description of Business [Line items]
Ordinary shares, issued (in Shares)	[1]		43,000,000	40,000,000
Incorporated date			Oct. 08, 2020
Jiabin HK [Member]
Organization and Description of Business [Line items]
Exchange of shares (in Shares)		500,000,000
Ordinary Shares [Member]
Organization and Description of Business [Line items]
Ordinary shares, issued (in Shares)		10
SLG Cayman [Member]
Organization and Description of Business [Line items]
Percentage of ownership			100.00%
Jiabin HK [Member]
Organization and Description of Business [Line items]
Transfer of ownership interest		100.00%
Equity interests		100.00%

[1]	Ordinary shares, shares associated amounts and per share data are presented on a retroactive basis to reflect the reorganization as described in Note 1, and to reflect a stock split and nominal share issuance as described in Note 12.